CAPITAL STOCK (Details)													1 Months Ended		12 Months Ended
	Jun. 02, 2025 $ / shares shares	Jun. 01, 2025 $ / shares shares	May 27, 2025	May 22, 2025	May 21, 2025	Mar. 14, 2025 $ / shares shares	Mar. 13, 2025 $ / shares shares	Mar. 03, 2025	Oct. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 shares	Sep. 29, 2024	May 29, 2024 $ / shares shares	Oct. 31, 2025 USD ($)	Oct. 31, 2024 $ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 shares	Oct. 03, 2025 $ / shares	Oct. 30, 2024 $ / shares shares	May 14, 2024 $ / shares shares	May 13, 2024 shares
CAPITAL STOCK
Reverse stock split of its common stock		0.067					0.02
Adjustment for reverse split (in shares) | shares	0
Percentage of placement fees									6
Reimbursed expenses | $									$ 100,000
Net proceeds from issuance of common stock | $									$ 5,700,000
Threshold number of days within which registration statement is filed									20 days
Number of warrants outstanding | shares										26,332					3,121,203	26,332
Change in deemed dividend related to warrant modification | $															$ 54,326,896
Pre-Funded Warrants
CAPITAL STOCK
Exercise price of warrants									$ 0.0001					$ 0.0001			$ 0.0001
Series C Warrants
CAPITAL STOCK
Exercise price of warrants									240					240
Series D Warrants
CAPITAL STOCK
Exercise price of warrants									$ 240					$ 240
Multiplier used for shares issuable upon cashless exercise option									1					1
Series D Warrants | Maximum
CAPITAL STOCK
Exercise price of warrants									$ 47.55					$ 47.55
Placement Agent Warrants
CAPITAL STOCK
Number of common stock called by warrants | shares									1,354					1,354
Percentage of shares issued to common stock and pre-funded warrants offered									5					5
Exercise price of warrants									$ 240					$ 240
May 2024 Series A Warrants
CAPITAL STOCK
Number of warrants outstanding | shares																		12,205
May 2024 Series A Warrants | Minimum
CAPITAL STOCK
Exercise price of warrants																		$ 150
Registered direct offering
CAPITAL STOCK
Number of shares issued | shares									25,663
Registered direct offering | Pre-Funded Warrants
CAPITAL STOCK
Number of common stock called by warrants | shares									1,420					1,420
Private Placement
CAPITAL STOCK
Public offering price for each share together with warrant									$ 240
Purchase price of warrant per share									$ 240
Net proceeds from issuance of common stock | $													$ 24,900,000
Private Placement | Series C Warrants
CAPITAL STOCK
Number of common stock called by warrants | shares									27,083					27,083
Private Placement | Series D Warrants
CAPITAL STOCK
Number of common stock called by warrants | shares									27,083					27,083
Public offering | Series A Warrants
CAPITAL STOCK
Number of shares issued | shares												12,308		122,521
Public offering | Series A Warrants amended by Warrant Amendments
CAPITAL STOCK
Exercise price of warrants									$ 150			$ 1,492.5		$ 150
Public offering | Series A Warrants not amended by Warrant Amendments
CAPITAL STOCK
Exercise price of warrants									141.75					141.75
March 2025 Reverse Stock Split
CAPITAL STOCK
Threshold period to amend certificate of incorporation for authorizing reverse stock split																12 months
Reverse stock split of its common stock						0.02		0.02		0.02	0.20
Exercise price of warrants						$ 47.55
March 2025 Reverse Stock Split | Series D Warrants
CAPITAL STOCK
Number of common stock called by warrants | shares						136,698	27,083
Exercise price of warrants							$ 240
March 2025 Reverse Stock Split | Series A Warrants
CAPITAL STOCK
Number of common stock called by warrants | shares																			655,676	117,663
Exercise price of warrants									$ 26.91					$ 26.91
March 2025 Reverse Stock Split | Series A Warrants amended by Warrant Amendments
CAPITAL STOCK
Exercise price of warrants																			$ 150
March 2025 Reverse Stock Split | Series A Warrants not amended by Warrant Amendments
CAPITAL STOCK
Exercise price of warrants																			$ 141.75
March 2025 Reverse Stock Split | Series B Warrants
CAPITAL STOCK
Number of common stock called by warrants | shares						163,019	3,009
Exercise price of warrants						$ 26.91	$ 1,492.5
June 2025 Reverse Stock Split
CAPITAL STOCK
Threshold period to amend certificate of incorporation for authorizing reverse stock split				12 months
Reverse stock split of its common stock	0.067		0.067	0.02	0.20
June 2025 Reverse Stock Split | Series A Warrants
CAPITAL STOCK
Number of shares issued | shares	3,286,016	626,555
June 2025 Reverse Stock Split | Series A Warrants amended by Warrant Amendments
CAPITAL STOCK
Exercise price of warrants	$ 5.13	$ 26.91
June 2025 Reverse Stock Split | Series B Warrants
CAPITAL STOCK
Number of common stock called by warrants | shares	286,123	54,558
Exercise price of warrants	$ 5.13	$ 26.91